Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Summary of lease repayments of operating lease liabilities	The following table summarizes the future minimum lease obligations of our operating and finance leases as of June 30, 2022 (in thousands):

Year	Operating Leases	Finance Leases
2022	$5,378	$316
2023	10,884	635
2024	10,411	640
2025	9,899	645
2026	9,901	656
2027	9,886	668
Thereafter	591,325	36,856
Total undiscounted lease payments	$647,684	$40,416
Less: Interest	(450,693)	(23,506)
Present value of lease liabilities	$196,991	$16,910

Schedule of undiscounted cash flows for future minimum rents	The following table summarizes the future minimum rent contractually due under operating leases, excluding tenant reimbursements of certain costs, as of June 30, 2022 (in thousands):

Year	Amount
2022	$290,284
2023	551,493
2024	495,354
2025	436,400
2026	388,471
2027	318,837
Thereafter	1,345,024
Total	$3,825,863